Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of borrowings

	2025 £’000	2024 £’000	2023 £’000
Current
Promissory note	–	430	–
Lease liabilities	61	179	169
Total	61	609	169
Non-current
Lease liabilities	–	118	295
Total	–	118	295